Expense Example, No Redemption {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2010 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 646
3 Years	798
5 Years	963
10 Years	1,441
Class M
Expense Example, No Redemption:
1 Year	447
3 Years	654
5 Years	878
10 Years	1,521
Class C
Expense Example, No Redemption:
1 Year	152
3 Years	471
5 Years	813
10 Years	1,576
Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Class Z
Expense Example, No Redemption:
1 Year	45
3 Years	141
5 Years	246
10 Years	$ 555